SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

In February 2024, the Company signed a legally binding term sheet with Zhejiang Fazhidao Information Technology Co., Ltd. (“Fazhidao”), a leading artificial intelligence software as a service legal service platform in China, to purchase 19% shares of Fazhidao by cash and issuance of the Company’s restricted shares. The Company is also granted a purchase option to purchase up to 51% of the total shares of Fazhidao, based on a valuation calculated as 7 times of Fazhidao’s audited annual profit after tax, provided that such valuation should be higher than US$80 million. Pursuant to the term sheet, The9 will pay cash consideration of US$1 million and will issue restricted Class A ordinary shares to Fazhidao with the value of US$14.2 million. The value of each share will be determined by the average closing price of The Company’s ADS 20 trading days prior to the signing of the definitive agreement. A portion of restricted shares will be released according to the following schedule: (i) when the market capitalization of the Company reaches US$200 million, 33,701,100 Class A ordinary shares (equivalent to 112,337 ADSs) of the Company will be released from the lock-up; (ii) when the market capitalization of the Company reaches US$500 million, 13,480,500 Class A ordinary shares (equivalent to 44,935 ADSs) of the Company will be released from the lock-up, and (iii) when the market capitalization of the Company reaches US$1 billion, 6,740,100 Class A Ordinary shares (equivalent to 22,467 ADSs) of the Company will be released from the lock-up. The rest of the restricted shares shall be released from the lock-up when either of the following conditions are met: Fazhidao completes a qualified IPO and its shares owned by The9 become freely tradable in the open market; or if and when the The9 exercises its purchase option and, as a result, holds a minimum 51% of the then total share capital of Fazhidao.

In March 2024, the Company signed a legally binding term sheet with Shenma Limited (“Shenma”) to purchase 51% shares of Shenma by cash and issuance of the Company’s restricted shares. Pursuant to the term sheet, the Company will pay cash consideration of US$1 million and will issue restricted Class A ordinary shares to Shenma or its shareholders with the value of US$14.3 million. The value of each share will be determined by the average closing price of The9’s American depositary shares (“ADS”), each representing 300 Class A ordinary shares of The9, for a period of 20 trading days prior to the signing of the definitive agreement. The restricted Class A ordinary shares to be issued to Shenma will be subject to lock-up conditions and will only be released according to the following schedule: (i) when the market capitalization of the Company reaches US$200 million, 33,938,400 Class A ordinary shares (equivalent to 113,128 ADSs) of the Company will be released from the lock-up; (ii) when the market capitalization of the Company reaches US$500 million, 13,575,300 Class A ordinary shares (equivalent to 45,251 ADSs) of the Company will be released from the lock-up, and (iii) when the market capitalization of the Company reaches US$1 billion, 6,787,800 Class A Ordinary shares (equivalent to 22,626 ADSs) of the Company will be released from the lock-up. The rest of the restricted Class A ordinary shares will be released from the lock-up when Shenma completes a qualified IPO and its shares owned by the Company become freely tradable in the open market.

In March 2024, the Company signed a definitive share purchase agreement with Beijing Naonao to purchase an additional 21.7% share of Beijing Naonao by cash and issuance of The9’s restricted shares. The9 had invested 9.09% share in Beijing Naonao in 2020 and was subsequently diluted to 8.3% share. With the signing of this Agreement, The9 will own 30% of Beijing Naonao. The9 is also granted a purchase option to purchase up to 51% of the total shares of Beijing Naonao under certain conditions. Pursuant to the agreement, The Company will pay cash consideration of US$1.5 million and will issue 251,290,500 restricted Class A ordinary shares (equivalent to 837,635 ADSs) to Beijing Naonao. The restricted Class A ordinary shares to be issued to Beijing Naonao will be subject to lock-up conditions and will only be released according to the following schedule: (i) when the market capitalization of the Company reaches US$200 million, 4,737,000 Class A ordinary shares (equivalent to 15,790 ADSs) of the Company will be released from the lock-up; (ii) when the market capitalization of the Company reaches US$500 million, 1,894,800 Class A ordinary shares (equivalent to 6,316 ADSs) of the Company will be released from the lock-up, and (iii) when the market capitalization of the Company reaches US$1 billion, 947,400 Class A Ordinary shares (equivalent to 3,158 ADSs) of the Company will be released from the lock-up. The rest of the restricted shares shall be released from the lock-up when either of the following conditions are met: Beijing Naonao completes a qualified IPO and its shares owned by the Company become freely tradable in the open market; or if and when the Company exercises its super pro-rata right and, as a result, holds a minimum 51% of the then total share capital of Beijing Naonao.

The Group received 20 previously pledged Bitcoins from Binance in April 2024. In addition, the Group pledged 50 Bitcoins to an unrelated third party, an institutional investment firm, in March 2024 for the first tranche of loan amount and another 50 Bitcoins in April 2024 for the second tranche of loan amount. As of the date of this annual report, the transactions of both tranches had been closed. In April 2024, the Group conducted a third tranche of transaction and pledged another 50 Bitcoins. The transaction of the third tranche had not been closed.

As of the filing date of this report, the total number of issued and outstanding shares of the Company is 1,675,281,127 (equivalent to 5,584,270 ADSs), being the sum of 1,661,673,793 Class A ordinary shares and 13,607,334 Class B ordinary shares.